Participation and residual liabilities in the Pictures segment - Summary of Detailed Information on Participation and Residual Liabilities Explanatory (Detail) - Pictures Segment [Member]
¥ in Millions
12 Months Ended
Mar. 31, 2025 JPY (¥)
Disclosure Of Detailed Information On Participation And Residual Liabilities [Line Items]
Balance at beginning of the fiscal year	¥ 457,824
Current portion	251,743
Non-current portion	206,081
Additional participation and residual liabilities	226,008
Impact due to passage of time	4,370
Amounts paid during the year	(249,346)
Unpaid amounts reversed during the year	(7,599)
Translation adjustment	(5,586)
Balance at end of the fiscal year	425,671
Current portion	236,752
Non-current portion	¥ 188,919